Document And Entity Information		6 Months Ended
	Jul. 31, 2019	Jun. 30, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	ARES MANAGEMENT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36429
Entity Tax Identification Number	80-0962035
Entity Address, Address Line One		2000 Avenue of the Stars
Entity Address, Address Line Two		12th Floor
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90067
City Area Code		310
Local Phone Number		201‑4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001176948
Amendment Flag	false
Class A common stock
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	ARES
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.00% Series A Preferred Stock, par value $0.01 per share
Trading Symbol	ARES.PRA
Security Exchange Name	NYSE